Unaudited Condensed Consolidated Statements of Changes in Stockholders’ Equity - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Additional Paid in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non- Controlling Interest	Total
Balance at Dec. 31, 2022	$ 4,876	$ 984	$ 63,660,939	$ (34,492,863)	$ (303,213)	$ (1,458,058)	$ 27,412,665
Balance (in Shares) at Dec. 31, 2022	48,761,596	9,843,096
Conversion of Convertible Debenture and the payment of make-whole interest by shares	$ 2,909		3,060,891				3,063,800
Conversion of Convertible Debenture and the payment of make-whole interest by shares (in Shares)	29,088,607
Repayment to noncontrolling shareholder						(1,713,775)	(1,713,775)
Net Income (loss)				693,333		(53,715)	639,618
Other comprehensive income (loss)					78,536		78,536
Balance at Jun. 30, 2023	$ 7,785	$ 984	66,721,830	(33,799,530)	(224,677)	(3,225,548)	29,480,844
Balance (in Shares) at Jun. 30, 2023	77,850,203	9,843,096
Balance at Dec. 31, 2023	$ 17,925	$ 2,384	71,532,253	(39,751,871)	(268,562)	(3,120,520)	28,411,609
Balance (in Shares) at Dec. 31, 2023	179,250,754	23,843,096
Conversion of Convertible Debenture and the payment of make-whole interest by shares	$ 15,801		1,182,046				1,197,847
Conversion of Convertible Debenture and the payment of make-whole interest by shares (in Shares)	158,008,750
Issuance of Warrants I in considration for the investor to purchase January 2024 Convertible Debenture			800				800
Issuance of Class B ordinary shares in connection with 2023 Share Incentive Plan		$ 189	213,144				213,333
Issuance of Class B ordinary shares in connection with 2023 Share Incentive Plan (in Shares)		1,888,889
Issuance of Class B ordinary shares in connection with 2024 Share Incentive Plan		$ 1,850	182,550				184,400
Issuance of Class B ordinary shares in connection with 2024 Share Incentive Plan (in Shares)		18,500,000
Deconsolidation of subsidiaries						(199,288)	(199,288)
Net Income (loss)				(7,639,499)		(93,300)	(7,732,799)
Other comprehensive income (loss)					(72,169)	69,849	(2,320)
Balance at Jun. 30, 2024	$ 33,726	$ 4,423	$ 73,110,793	$ (47,391,370)	$ (340,731)	$ (3,343,259)	$ 22,073,582
Balance (in Shares) at Jun. 30, 2024	337,259,504	44,231,985